RESEARCH AND DEVELOPMENT COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Selling, general and administrative expenses
Research and development costs	¥ 119,159	¥ 83,679	¥ 91,600